DESCRIPTION OF BUSINESS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Aug. 01, 2022
DESCRIPTION OF BUSINESS
Pro forma enterprise value	$ 549.0
Percentage of existing equity	100.00%
Amount received commitments in new investments	$ 53.0
PIPE
DESCRIPTION OF BUSINESS
Amount of additional capital to be raised	97.0
Galata Acquisition Corp
DESCRIPTION OF BUSINESS
Callaway Capital in trust		$ 146.6
Maximum amount received from trust account	$ 148.7